Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable, Related Parties, Current	$ 800,000	$ 800,000
Accumulated depreciation on vessels and equipment	512,000,000	459,300,000
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	25,400,000	0
Accounts payable, including affiliate balances	$ 0	$ 1,100,000
Common stock, shares authorized (in shares)	385,000,000	300,000,000
Class A
Common stock, shares authorized (in shares)	285,000,000	200,000,000
Common stock, shares issued (in shares)	231,200,000	136,100,000
Common stock, shares outstanding (in shares)	231,200,000	136,100,000
Class B
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	37,000,000	23,200,000
Common stock, shares outstanding (in shares)	37,000,000	23,200,000